Condensed Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Mar. 31, 2021	Mar. 31, 2020
Cash Flows From Operating Activities:
Net Loss	$ (108,782)	$ (22,495)	$ (275,892)	$ (95,774)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	10,525	7,259	38,836	7,501
Stock compensation to officer			1,000
Changes in operating assets and liabilities:
(Increase) Decrease in prepaid deposits	(1,228)	8,700	(146,372)	(8,700)
Decrease in accrued liabilities	(6,327)	(1,181)	8,317	19,181
Increase in customer deposits			20,000
Increase (Decrease) in related party payables	33,082	(1,813)	43,934	65,311
Net Cash Used in Operating Activities	(72,730)	(9,530)	(310,177)	(12,481)
Cash Flows From Investing Activities:
Cash paid for purchase of property and equipment		(19,500)	(19,500)	(112,519)
Net Cash Used In Investing Activities		(19,500)	(19,500)	(112,519)
Cash Flows From Financing Activities:
Cash proceeds from sale of common stock		30,000	680,000	125,000
Cash paid for note payable	(3,003)	(970)	(9,821)
Net Cash (Used In) Provided By Financing Activities	(3,003)	29,030	670,179	125,000
Net Decrease in Cash	(75,733)		340,502
Cash - Beginning of the Period	340,502
Cash - End of the Period	264,769		340,502
Supplemental Disclosures of Cash Flows
Cash paid for interest	724	257	3,597	241
Cash paid for income taxes
Supplemental Disclosures of Non-cash Investing and Financing Activities:
Purchase of vehicle by execution of a promissory note		$ 78,491	78,491
Conversion of preferred stock into common stock			8,000
Issuance of Series A Preferred Stock in debt settlement				7,567
Forgiveness of debt				$ 1,737